General information and basis of preparation (Tables)	12 Months Ended
Jun. 30, 2022
General information and basis of preparation
Summary of net assets distributed in connection with the Reorganization

As of
December 1, 2018
RMB’000
Assets
Current assets
Amounts due from the controlling shareholder	501,799
Other receivables	9,392
Non-current assets
Intangible assets	916
Total assets	512,107
Liabilities
Other payables	12,950
Current taxation	5,297
Total liabilities	18,247
Net assets distributed in connection with the Reorganization	493,860

Summary of principal subsidiaries of entity

	Place of		Group’s effective
	incorporation /	Registered/ issued	interest
Company name	establishment and business	and paid-up capital	(direct or indirect)	Principal activities
MINISO Universal Holding Limited	BVI	USD1.00/-	100%	Investment holding
MINISO Global Holding Limited	Hong Kong	USD1.00/-	100%	Investment holding
MINISO Development HK	Hong Kong	HKD10,000/-	100%	Investment holding and wholesale of lifestyle products
MINISO Investment Hong Kong Limited	Hong Kong	HKD80,100,000/ HKD80,100,000	100%	Investment holding
MINISO HK	Hong Kong	HKD350,000,000/ HKD350,000,000	100%	Wholesale of lifestyle products
MINISO Guangzhou	PRC	RMB146,862,372/ RMB139,693,019	100%	Wholesale and retail of lifestyle products
MINISO (Hengqin) Enterprise Management Co., Ltd.	PRC	RMB10,000,000/-	100%	Brand licensing
MINISO International (Guangzhou) Co., Ltd.	PRC	RMB65,000,000/ RMB65,000,000	100%	Wholesale of lifestyle products
MINISO Youxuan Technology (Guangzhou) Co., Ltd.	PRC	RMB10,000,000/ RMB5,000,000	100%	Online sales of lifestyle products
Pt. MINISO Lifestyle Trading Indonesia	Indonesia	IDR53,289,350,000/ IDR53,289,350,000	67%	Wholesale and retail of lifestyle products
MINISO Life Style Private Limited	India	INR669,540,570/ INR669,540,570	100%	Wholesale and retail of lifestyle products
USA MINISO Depot Inc.	United States	USD19,737,961/ USD19,737,961	100%	Wholesale and retail of lifestyle products
MIHK Management Inc.	Canada	CAD100/CAD100	100%	Wholesale and retail of lifestyle products
TOP TOY (Guangdong) Cultural Creativity Co., Ltd. (Formerly known as TOP TOY (Guangdong) Technology Co., Ltd.)	PRC	RMB5,000,000/-	100%	Wholesale and retail of pop toy products
Mingyou Industrial Investment (Guangzhou) Co., Ltd.	PRC	RMB2,300,000,000/ RMB2,100,000,000	100%	Development of headquarters building